Quarterly portfolio holdings
John Hancock
Income Securities Trust
Closed-end fixed income
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 68.2% (41.8% of Total investments)				$96,801,350
(Cost $98,538,450)
U.S. Government 7.9%				11,169,165
U.S. Treasury
Bond	1.625	11-15-50	537,000	278,841
Bond	3.375	11-15-48	412,000	321,923
Bond	4.625	11-15-44	816,000	789,353
Bond	4.625	02-15-55	2,789,000	2,671,775
Note (A)	3.750	04-15-26	205,000	204,347
Note	3.875	03-31-27	1,152,000	1,149,705
Note (A)(B)	3.875	06-30-30	1,058,000	1,054,198
Note	4.000	06-30-32	25,000	24,797
Note (A)	4.250	10-15-25	3,300,000	3,299,502
Note	4.250	03-15-27	102,000	102,379
Note (A)(B)	4.250	06-30-29	943,000	954,198
Note	4.250	05-15-35	50,000	49,563
Note (A)(B)	4.375	08-15-26	268,000	268,584
U.S. Government Agency 60.3%				85,632,185
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (A)	4.500	01-01-38	1,394,220	1,383,741
30 Yr Pass Thru (A)	3.500	07-01-46	301,245	277,090
30 Yr Pass Thru (A)	3.500	10-01-46	269,123	244,348
30 Yr Pass Thru (A)	3.500	12-01-46	114,507	105,111
30 Yr Pass Thru (A)	3.500	02-01-47	662,430	607,037
30 Yr Pass Thru (A)	3.500	11-01-48	1,218,931	1,116,622
30 Yr Pass Thru (A)	4.000	05-01-52	708,257	661,864
30 Yr Pass Thru (A)	4.500	07-01-52	211,553	202,376
30 Yr Pass Thru (A)	4.500	07-01-52	1,759,805	1,683,464
30 Yr Pass Thru (A)	4.500	08-01-52	121,300	116,227
30 Yr Pass Thru (A)	4.500	08-01-52	610,896	584,968
30 Yr Pass Thru (A)	4.500	08-01-52	507,410	485,874
30 Yr Pass Thru (A)	4.500	09-01-52	325,956	311,714
30 Yr Pass Thru (A)	4.500	09-01-52	361,870	346,737
30 Yr Pass Thru (A)	4.500	09-01-52	3,093,803	2,963,461
30 Yr Pass Thru (A)	4.500	02-01-54	296,573	283,429
30 Yr Pass Thru (A)	5.000	07-01-52	918,098	903,554
30 Yr Pass Thru (A)	5.000	07-01-52	801,747	789,547
30 Yr Pass Thru (A)	5.000	08-01-52	787,920	770,409
30 Yr Pass Thru (A)	5.000	08-01-52	616,262	604,958
30 Yr Pass Thru (A)	5.000	10-01-52	704,544	693,163
30 Yr Pass Thru (A)	5.000	11-01-52	1,547,141	1,528,917
30 Yr Pass Thru	5.000	12-01-52	923,435	903,612
30 Yr Pass Thru (A)	5.000	02-01-53	358,288	351,381
30 Yr Pass Thru (A)	5.000	02-01-53	1,355,310	1,332,569
30 Yr Pass Thru (A)	5.000	04-01-53	580,658	571,822
30 Yr Pass Thru (A)	5.000	05-01-53	1,312,142	1,287,009
30 Yr Pass Thru (A)	5.000	12-01-54	341,319	334,818
30 Yr Pass Thru (A)	5.500	09-01-52	885,022	889,223
30 Yr Pass Thru (A)	5.500	11-01-52	1,687,981	1,695,993
30 Yr Pass Thru (A)	5.500	11-01-52	1,806,862	1,814,309
30 Yr Pass Thru (A)	5.500	02-01-53	791,130	797,357
30 Yr Pass Thru (A)	5.500	02-01-53	820,851	824,234
30 Yr Pass Thru (A)	5.500	03-01-53	650,091	653,176
30 Yr Pass Thru (A)	5.500	04-01-53	730,096	735,843
30 Yr Pass Thru (A)	5.500	04-01-53	502,354	501,913
30 Yr Pass Thru (A)	5.500	06-01-53	849,721	851,312
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	5.500	06-01-53	818,602	$822,488
30 Yr Pass Thru (A)	5.500	06-01-53	644,818	647,234
30 Yr Pass Thru (A)	5.500	07-01-53	927,253	930,104
30 Yr Pass Thru (A)	5.500	07-01-53	671,488	671,989
30 Yr Pass Thru (A)	5.500	07-01-53	670,188	672,531
30 Yr Pass Thru (A)	5.500	07-01-53	559,158	560,414
30 Yr Pass Thru (A)	5.500	12-01-53	508,820	509,104
30 Yr Pass Thru (A)	5.500	04-01-54	675,977	676,355
30 Yr Pass Thru (A)	5.500	08-01-54	661,900	666,166
30 Yr Pass Thru (A)	5.500	02-01-55	415,062	416,384
30 Yr Pass Thru (A)	5.500	03-01-55	674,409	675,618
30 Yr Pass Thru (A)	6.000	04-01-53	771,480	790,871
30 Yr Pass Thru (A)	6.000	05-01-53	652,710	669,116
30 Yr Pass Thru (A)	6.000	08-01-53	610,195	625,913
30 Yr Pass Thru (A)	6.000	09-01-53	826,894	847,677
30 Yr Pass Thru (A)	6.000	10-01-53	551,237	563,714
30 Yr Pass Thru (A)	6.000	11-01-53	593,938	605,989
30 Yr Pass Thru (A)	6.000	11-01-53	626,136	640,210
30 Yr Pass Thru (A)	6.000	03-01-54	584,421	596,280
30 Yr Pass Thru (A)	6.500	09-01-53	618,699	643,606
30 Yr Pass Thru (A)	6.500	10-01-53	655,305	679,965
Federal National Mortgage Association
30 Yr Pass Thru (A)	3.000	12-01-51	745,785	646,325
30 Yr Pass Thru (A)	3.500	12-01-42	867,566	810,208
30 Yr Pass Thru (A)	3.500	01-01-43	965,635	902,014
30 Yr Pass Thru (A)	3.500	04-01-45	320,827	295,553
30 Yr Pass Thru (A)	3.500	11-01-46	657,740	601,959
30 Yr Pass Thru (A)	3.500	07-01-47	666,813	609,429
30 Yr Pass Thru (A)	3.500	07-01-47	611,810	562,601
30 Yr Pass Thru (A)	3.500	11-01-47	280,984	256,540
30 Yr Pass Thru (A)	3.500	09-01-49	135,955	123,065
30 Yr Pass Thru (A)	3.500	03-01-50	347,874	314,349
30 Yr Pass Thru (A)	4.000	09-01-41	231,837	222,089
30 Yr Pass Thru (A)	4.000	01-01-49	623,755	582,507
30 Yr Pass Thru (A)	4.000	07-01-49	128,132	120,220
30 Yr Pass Thru (A)	4.000	08-01-49	266,975	250,572
30 Yr Pass Thru (A)	4.000	02-01-50	218,751	204,422
30 Yr Pass Thru (A)	4.000	03-01-51	691,573	647,569
30 Yr Pass Thru (A)	4.000	08-01-51	470,405	441,356
30 Yr Pass Thru (A)	4.000	10-01-51	928,197	867,977
30 Yr Pass Thru (A)	4.000	04-01-52	90,469	84,203
30 Yr Pass Thru (A)	4.000	06-01-52	926,175	861,166
30 Yr Pass Thru (A)	4.000	06-01-52	960,034	892,648
30 Yr Pass Thru (A)	4.000	06-01-52	709,966	662,573
30 Yr Pass Thru (A)	4.000	07-01-52	373,504	347,871
30 Yr Pass Thru (A)	4.500	06-01-52	379,611	363,618
30 Yr Pass Thru (A)	4.500	06-01-52	887,040	848,560
30 Yr Pass Thru (A)	4.500	08-01-52	444,859	424,866
30 Yr Pass Thru (A)	4.500	08-01-52	98,802	94,670
30 Yr Pass Thru (A)	4.500	08-01-52	735,001	701,968
30 Yr Pass Thru	4.500	09-01-52	595,077	571,494
30 Yr Pass Thru (A)	5.000	06-01-52	588,573	579,433
30 Yr Pass Thru (A)	5.000	08-01-52	1,104,416	1,081,916
30 Yr Pass Thru (A)	5.000	09-01-52	292,679	287,311
30 Yr Pass Thru (A)	5.000	10-01-52	1,277,432	1,253,403
30 Yr Pass Thru (A)	5.000	10-01-52	680,494	669,714
30 Yr Pass Thru (A)	5.000	11-01-52	2,441,702	2,403,021
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	5.000	12-01-52	620,575	$610,744
30 Yr Pass Thru	5.000	03-01-53	989,956	973,655
30 Yr Pass Thru (A)	5.000	11-01-53	460,013	448,664
30 Yr Pass Thru (A)	5.000	11-01-54	536,229	523,294
30 Yr Pass Thru (A)	5.500	10-01-52	525,412	527,414
30 Yr Pass Thru (A)	5.500	01-01-53	1,724,802	1,731,911
30 Yr Pass Thru (A)	5.500	02-01-53	754,166	760,103
30 Yr Pass Thru (A)	5.500	03-01-53	600,164	603,013
30 Yr Pass Thru (A)	5.500	04-01-53	1,513,014	1,516,886
30 Yr Pass Thru (A)	5.500	05-01-53	900,680	904,110
30 Yr Pass Thru (A)	5.500	05-01-53	1,065,246	1,072,965
30 Yr Pass Thru (A)	5.500	05-01-53	912,671	917,004
30 Yr Pass Thru (A)	5.500	05-01-53	657,366	660,486
30 Yr Pass Thru (A)	5.500	07-01-53	565,560	567,714
30 Yr Pass Thru (A)	5.500	11-01-53	668,303	667,089
30 Yr Pass Thru (A)	5.500	05-01-54	553,219	554,116
30 Yr Pass Thru (A)	5.500	10-01-54	672,843	674,986
30 Yr Pass Thru (A)	6.000	05-01-53	624,553	641,227
30 Yr Pass Thru (A)	6.000	07-01-53	603,635	617,675
30 Yr Pass Thru (A)	6.000	08-01-53	671,550	682,710
30 Yr Pass Thru (A)	6.000	08-01-53	540,971	550,138
30 Yr Pass Thru (A)	6.000	07-01-54	538,099	551,792
30 Yr Pass Thru (A)	6.500	04-01-53	638,023	664,954
30 Yr Pass Thru (A)	6.500	05-01-53	462,696	479,494
30 Yr Pass Thru (A)	6.500	08-01-53	615,828	642,207
30 Yr Pass Thru (A)	6.500	08-01-53	649,743	676,559
30 Yr Pass Thru (A)	6.500	09-01-53	618,228	643,116
30 Yr Pass Thru (A)	6.500	10-01-53	494,997	514,003

30 Yr Pass Thru (A)	6.500	11-01-53	523,627	546,056
Corporate bonds 73.1% (44.8% of Total investments)				$103,726,198
(Cost $103,106,992)
Communication services 4.4%				6,184,412
Diversified telecommunication services 1.5%
AT&T, Inc. (A)	2.750	06-01-31	491,000	443,871
AT&T, Inc.	3.550	09-15-55	432,000	289,640
AT&T, Inc.	4.500	05-15-35	136,000	129,043
GCI LLC (C)	4.750	10-15-28	208,000	200,765
IHS Holding, Ltd. (C)	7.875	05-29-30	200,000	202,546
IHS Holding, Ltd. (A)(B)(C)	8.250	11-29-31	228,000	232,371
Iliad Holding SAS (C)	7.000	04-15-32	200,000	205,278
Level 3 Financing, Inc. (C)	6.875	06-30-33	279,000	282,726
Windstream Services LLC (C)	8.250	10-01-31	92,000	96,314
Entertainment 0.1%
WMG Acquisition Corp. (C)	3.875	07-15-30	119,000	111,067
Interactive media and services 0.2%
Match Group Holdings II LLC (C)	3.625	10-01-31	67,000	59,951
Match Group Holdings II LLC (C)	4.125	08-01-30	186,000	173,468
Media 1.7%
CCO Holdings LLC	4.500	05-01-32	91,000	82,570
Charter Communications Operating LLC	2.800	04-01-31	396,000	350,820
Charter Communications Operating LLC	6.384	10-23-35	338,000	349,426
Gray Media, Inc. (A)(B)(C)	10.500	07-15-29	191,000	206,700
Midcontinent Communications (A)(B)(C)	8.000	08-15-32	216,000	227,913
News Corp. (A)(C)	3.875	05-15-29	166,000	158,495
News Corp. (A)(C)	5.125	02-15-32	64,000	62,377
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Paramount Global	4.200	05-19-32	78,000	$71,515
Paramount Global	4.375	03-15-43	161,000	121,856
Paramount Global	4.950	05-19-50	328,000	253,181
Sirius XM Radio LLC (C)	4.000	07-15-28	179,000	170,370
TCI Communications, Inc. (A)	7.875	02-15-26	415,000	421,651
Wireless telecommunication services 0.9%
T-Mobile USA, Inc. (A)	3.875	04-15-30	696,000	674,586
T-Mobile USA, Inc. (A)	4.850	01-15-29	230,000	232,812
T-Mobile USA, Inc. (A)	5.375	04-15-27	135,000	134,842
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	228,000	238,258
Consumer discretionary 6.2%				8,841,107
Automobile components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	117,000	114,550
Automobiles 2.5%
Ford Motor Company	9.625	04-22-30	390,000	451,976
Ford Motor Credit Company LLC	4.000	11-13-30	624,000	572,752
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	430,440
Ford Motor Credit Company LLC	5.800	03-08-29	287,000	287,538
Ford Motor Credit Company LLC	6.054	11-05-31	245,000	245,140
Ford Motor Credit Company LLC	6.125	03-08-34	502,000	489,586
Ford Motor Credit Company LLC	7.122	11-07-33	195,000	202,760
General Motors Financial Company, Inc. (A)	5.850	04-06-30	670,000	692,402
General Motors Financial Company, Inc. (A)(B)	5.950	04-04-34	174,000	176,852
Broadline retail 0.2%
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	03-15-30	91,000	89,846
Macy’s Retail Holdings LLC (A)(B)(C)	6.125	03-15-32	89,000	85,215
Macy’s Retail Holdings LLC (C)	7.375	08-01-33	157,000	157,598
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	43,000	43,102
Hotels, restaurants and leisure 1.9%
Booking Holdings, Inc. (A)	4.625	04-13-30	73,000	73,560
Caesars Entertainment, Inc. (A)(B)(C)	6.000	10-15-32	244,000	235,505
Caesars Entertainment, Inc. (C)	6.500	02-15-32	99,000	100,962
Carnival Corp. (C)	5.750	08-01-32	316,000	318,139
Carnival Corp. (C)	5.875	06-15-31	192,000	194,880
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	167,000	161,663
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	191,000	193,144
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	77,000	75,075
MGM Resorts International	4.750	10-15-28	332,000	327,606
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	210,000	202,321
NCL Corp., Ltd. (C)	6.750	02-01-32	160,000	164,339
Resorts World Las Vegas LLC (A)(B)(C)	4.625	04-16-29	200,000	177,888
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	140,000	141,348
Royal Caribbean Cruises, Ltd. (A)(C)	5.625	09-30-31	87,000	87,625
Royal Caribbean Cruises, Ltd. (A)(C)	6.250	03-15-32	50,000	51,319
Sabre GLBL, Inc. (C)	11.125	07-15-30	152,000	160,246
Travel + Leisure Company (C)	4.625	03-01-30	91,000	87,210
Household durables 0.5%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	117,000	108,952
Century Communities, Inc. (C)	3.875	08-15-29	124,000	114,309
KB Home	4.000	06-15-31	178,000	163,388
Newell Brands, Inc.	6.375	05-15-30	125,000	121,130
Newell Brands, Inc. (C)	8.500	06-01-28	113,000	118,410
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.9%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	55,000	$52,847
Asbury Automotive Group, Inc.	4.750	03-01-30	145,000	139,261
AutoNation, Inc. (A)	4.750	06-01-30	189,000	187,327
Global Auto Holdings, Ltd. (C)	8.750	01-15-32	192,000	170,012
Global Auto Holdings, Ltd. (A)(B)(C)	11.500	08-15-29	132,000	131,022
Group 1 Automotive, Inc. (C)	4.000	08-15-28	107,000	103,166
Lithia Motors, Inc. (C)	3.875	06-01-29	80,000	75,378
Lithia Motors, Inc. (C)	4.375	01-15-31	144,000	135,452
Lithia Motors, Inc. (C)	4.625	12-15-27	40,000	39,380
Saks Global Enterprises LLC (C)	11.000	12-15-29	168,000	37,800
The Michaels Companies, Inc. (C)	5.250	05-01-28	191,000	151,458
The Michaels Companies, Inc. (C)	7.875	05-01-29	149,000	98,828
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (C)	8.375	10-01-31	59,000	56,528
Under Armour, Inc. (C)	7.250	07-15-30	43,000	43,872
Consumer staples 0.9%				1,314,190
Food products 0.9%
JBS USA LUX SA (A)	5.750	04-01-33	384,000	393,782
JBS USA LUX SA (C)	5.950	04-20-35	55,000	56,751
MARB BondCo PLC (C)	3.950	01-29-31	299,000	265,322
Mars, Inc. (A)(C)	5.000	03-01-32	135,000	136,243
NBM US Holdings, Inc. (C)	6.625	08-06-29	298,000	300,228
Pilgrim’s Pride Corp.	6.250	07-01-33	154,000	161,864
Energy 12.5%				17,715,853
Oil, gas and consumable fuels 12.5%
Aker BP ASA (C)	5.800	10-01-54	150,000	136,346
Aker BP ASA (C)	6.000	06-13-33	245,000	251,993
Antero Midstream Partners LP (C)	5.375	06-15-29	182,000	180,470
Antero Midstream Partners LP (C)	6.625	02-01-32	214,000	219,984
Ascent Resources Utica Holdings LLC (A)(B)(C)	5.875	06-30-29	237,000	236,152
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	60,000	61,032
Ascent Resources Utica Holdings LLC (C)	6.625	07-15-33	73,000	74,011
Blue Racer Midstream LLC (C)	7.000	07-15-29	131,000	135,847
Blue Racer Midstream LLC (C)	7.250	07-15-32	183,000	192,937
Cheniere Energy Partners LP (A)	4.000	03-01-31	362,000	345,771
Cheniere Energy Partners LP (A)(B)(C)	5.550	10-30-35	114,000	114,575
Cheniere Energy Partners LP	5.950	06-30-33	232,000	242,169
Cheniere Energy, Inc.	5.650	04-15-34	107,000	108,841
Civitas Resources, Inc. (C)	8.625	11-01-30	111,000	113,246
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	173,000	175,458
Columbia Pipelines Operating Company LLC (A)(C)	5.927	08-15-30	87,000	91,560
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	280,000	294,325
Continental Resources, Inc.	4.900	06-01-44	162,000	127,100
Continental Resources, Inc. (A)(C)	5.750	01-15-31	259,000	260,356
DT Midstream, Inc. (A)(C)	4.375	06-15-31	457,000	434,973
DT Midstream, Inc. (C)	5.800	12-15-34	91,000	92,564
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	340,000	336,622
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	347,000	343,530
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	306,000	307,026
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (A)(B)	8.500	01-15-84	352,000	396,445
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	75,885
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	$128,626
Energy Transfer LP	5.150	03-15-45	345,000	302,064
Energy Transfer LP	5.400	10-01-47	250,000	222,501
Energy Transfer LP	5.600	09-01-34	129,000	130,455
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	488,000	488,931
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	381,000	390,081
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	580,000	573,554
EQT Corp. (A)(C)	6.375	04-01-29	108,000	111,193
EQT Corp. (A)(C)	7.500	06-01-30	90,000	98,625
Expand Energy Corp. (A)	4.750	02-01-32	171,000	166,092
Genesis Energy LP	7.875	05-15-32	100,000	103,420
Genesis Energy LP	8.000	05-15-33	197,000	204,241
Global Partners LP (C)	7.125	07-01-33	33,000	33,512
Global Partners LP (C)	8.250	01-15-32	227,000	238,012
Gulfstream Natural Gas System LLC (C)	5.600	07-23-35	94,000	94,538
Harbour Energy PLC (C)	6.327	04-01-35	339,000	339,164
Hess Midstream Operations LP (C)	4.250	02-15-30	59,000	57,088
Hess Midstream Operations LP (C)	5.500	10-15-30	25,000	25,109
Hess Midstream Operations LP (C)	6.500	06-01-29	44,000	45,324
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	27,000	27,916
Leviathan Bond, Ltd. (C)	6.500	06-30-27	327,000	324,548
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	63,168
Long Ridge Energy LLC (C)	8.750	02-15-32	247,000	256,144
Matador Resources Company (C)	6.250	04-15-33	98,000	97,087
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	190,652	155,324
MPLX LP (A)	4.950	09-01-32	149,000	147,186
MPLX LP	5.000	03-01-33	152,000	149,688
Occidental Petroleum Corp.	5.375	01-01-32	96,000	95,190
Occidental Petroleum Corp.	6.050	10-01-54	241,000	220,331
Occidental Petroleum Corp.	6.450	09-15-36	262,000	266,647
Occidental Petroleum Corp.	6.600	03-15-46	126,000	124,490
Occidental Petroleum Corp.	6.625	09-01-30	678,000	715,684
Occidental Petroleum Corp.	8.500	07-15-27	405,000	426,078
ONEOK, Inc.	6.050	09-01-33	242,000	253,945
ONEOK, Inc.	6.625	09-01-53	260,000	268,900
Ovintiv, Inc.	6.250	07-15-33	132,000	136,501
Ovintiv, Inc. (A)	7.200	11-01-31	84,000	91,355
Parkland Corp. (C)	4.500	10-01-29	157,000	151,262
Parkland Corp. (C)	4.625	05-01-30	132,000	126,585
Parkland Corp. (C)	6.625	08-15-32	67,000	68,483
Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	416,000	413,949
Sunoco LP	4.500	04-30-30	238,000	228,200
Sunoco LP (C)	6.250	07-01-33	92,000	93,178
Sunoco LP (C)	7.000	05-01-29	137,000	141,804
Sunoco LP (C)	7.250	05-01-32	137,000	143,575
Targa Resources Corp.	5.500	02-15-35	237,000	236,863
Targa Resources Corp. (A)	6.150	03-01-29	222,000	232,408
Targa Resources Partners LP (A)	4.000	01-15-32	267,000	248,766
Var Energi ASA (C)	5.875	05-22-30	215,000	221,253
Var Energi ASA (C)	8.000	11-15-32	715,000	811,557
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	119,000	109,919
Venture Global LNG, Inc. (A)(B)(C)	7.000	01-15-30	132,000	133,850
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(D)	9.000	09-30-29	439,000	439,112
Venture Global LNG, Inc. (C)	9.500	02-01-29	333,000	363,163
Viper Energy Partners LLC	4.900	08-01-30	70,000	69,705
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Western Midstream Operating LP (A)	4.050	02-01-30	234,000	$224,745
Western Midstream Operating LP	5.450	11-15-34	118,000	115,691
Whistler Pipeline LLC (A)(C)	5.400	09-30-29	96,000	97,341
Whistler Pipeline LLC (A)(C)	5.700	09-30-31	120,000	122,514
Financials 24.6%				34,868,572
Banks 15.2%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	287,000	338,968
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%) (A)	4.571	04-27-33	198,000	194,931
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (A)	5.015	07-22-33	965,000	975,081
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	535,000	535,965
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	70,000	70,067
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (A)	6.204	11-10-28	309,000	320,686
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	344,000	352,274
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	548,000	573,292
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%) (A)(B)	5.367	02-25-31	227,000	231,902
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (A)	7.385	11-02-28	435,000	460,044
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	274,000	290,397
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)(C)	5.497	05-20-30	201,000	206,413
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	206,000	221,717
Citibank NA (A)	5.488	12-04-26	430,000	435,642
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	288,000	301,179
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%)	6.270	11-17-33	150,000	161,566
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	168,000	170,162
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	199,000	205,315
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	151,000	155,267
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (A)(C)	5.335	01-10-30	440,000	449,369
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)(C)	6.316	10-03-29	281,000	294,653
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)(C)	5.019	03-04-31	234,000	236,286
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%) (A)	4.772	07-28-30	95,000	95,389
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	167,000	172,993
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	7.590	08-30-25	173,000	172,760
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	225,000	226,204
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	134,000	136,332
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	137,000	139,856
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	71,000	72,578
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%) (A)	6.208	08-21-29	106,000	110,901
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (A)	4.912	07-25-33	345,000	347,081
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%) (A)	4.995	07-22-30	244,000	248,141
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%) (A)	5.012	01-23-30	260,000	264,384
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%) (A)	5.294	07-22-35	342,000	346,512
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%) (A)	5.502	01-24-36	222,000	227,763
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%) (A)	5.576	07-23-36	571,000	578,397
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%) (A)	5.581	04-22-30	169,000	175,191
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (A)	5.717	09-14-33	355,000	369,922
JPMorgan Chase & Co. (A)	8.750	09-01-30	375,000	442,361
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (A)(B)	5.121	04-04-31	233,000	235,502
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	238,000	243,527
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (A)(B)(D)	6.750	09-27-31	200,000	198,754
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (A)(B)(D)	5.125	11-01-26	141,000	139,441
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	117,000	118,339
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	181,000	180,343
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%) (A)(B)	5.400	07-30-35	208,000	208,316
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (A)	5.516	09-30-28	342,000	348,489
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	236,000	243,843
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	308,000	337,442
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Popular, Inc.	7.250	03-13-28	218,000	$227,986
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%) (A)(B)	5.502	09-06-35	375,000	377,706
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%) (A)	5.722	06-06-30	98,000	101,280
Santander Holdings USA, Inc. (A)	4.400	07-13-27	395,000	394,460
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	269,000	249,176
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%) (A)	4.812	10-21-32	236,000	235,824
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%) (A)	5.575	01-29-36	158,000	162,026
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (A)	5.939	08-18-34	158,000	166,601
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(D)	6.200	09-15-27	355,000	358,837
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(B)(D)	6.250	03-15-30	216,000	218,459
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	234,000	237,994
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	504,000	526,956
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (A)	7.161	10-30-29	683,000	737,254
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%) (A)	4.839	02-01-34	276,000	272,482
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%) (A)	5.083	05-15-31	165,000	167,960
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%) (A)	5.384	01-23-30	153,000	157,156
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (A)	5.836	06-12-34	287,000	300,992
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (A)	6.787	10-26-27	272,000	279,142
Wachovia Corp. (A)	7.574	08-01-26	465,000	478,075
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (A)	4.808	07-25-28	621,000	624,406
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%)	4.897	07-25-33	438,000	437,611
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	176,000	176,477
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	140,000	143,334
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	901,000	985,077
Capital markets 5.1%
Ares Capital Corp. (A)	7.000	01-15-27	325,000	334,555
Ares Strategic Income Fund (A)(C)	5.450	09-09-28	114,000	113,812
Ares Strategic Income Fund (A)	5.600	02-15-30	180,000	179,353
Ares Strategic Income Fund (A)	5.700	03-15-28	45,000	45,236
Ares Strategic Income Fund (A)(C)	5.800	09-09-30	226,000	226,149
Ares Strategic Income Fund (A)	6.200	03-21-32	160,000	161,872
Ares Strategic Income Fund (A)	6.350	08-15-29	74,000	75,702
Blackstone Private Credit Fund (A)	5.250	04-01-30	187,000	185,180
Blackstone Private Credit Fund (A)	5.950	07-16-29	142,000	144,847
Blackstone Private Credit Fund (A)	6.000	01-29-32	181,000	183,326
Blackstone Private Credit Fund (A)	7.050	09-29-25	445,000	446,424
Blackstone Private Credit Fund (A)	7.300	11-27-28	139,000	147,558
Blackstone Secured Lending Fund (A)	5.350	04-13-28	179,000	180,435
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	226,000	217,888
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%) (A)	5.297	05-09-31	154,000	156,564
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (A)	6.720	01-18-29	205,000	214,684
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%) (A)	6.819	11-20-29	171,000	182,009
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (A)	7.079	02-10-34	265,000	285,622
HPS Corporate Lending Fund (A)(B)	5.950	04-14-32	91,000	90,284
Jefferies Financial Group, Inc. (A)(B)	6.200	04-14-34	199,000	207,891
Lazard Group LLC (A)	4.375	03-11-29	230,000	227,669
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month CME Term SOFR + 2.012%) (A)(C)	5.033	01-15-30	230,000	232,723
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%) (A)	5.173	01-16-30	394,000	401,920
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%) (A)	5.320	07-19-35	189,000	191,379
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	531,000	547,814
MSCI, Inc. (A)(C)	3.625	11-01-31	305,000	280,569
Sixth Street Lending Partners (A)	5.750	01-15-30	113,000	113,136
Sixth Street Lending Partners (A)(C)	6.125	07-15-30	90,000	91,700
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%) (A)	4.942	02-11-31	140,000	142,583
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%) (A)	5.853	05-19-34	139,000	147,331
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (A)	6.484	10-24-29	345,000	$364,735
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	209,000	214,277
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(D)	7.000	02-10-30	200,000	204,007
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	298,000	349,316
Consumer finance 1.0%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%) (A)(B)	5.548	07-31-33	229,000	229,318
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%) (A)	5.737	05-15-29	108,000	109,992
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	150,000	153,494
Ally Financial, Inc. (A)	8.000	11-01-31	296,000	334,399
Enova International, Inc. (C)	9.125	08-01-29	58,000	60,728
OneMain Finance Corp. (F)	6.125	05-15-30	219,000	219,368
OneMain Finance Corp.	9.000	01-15-29	96,000	100,734
Trust Fibra Uno (C)	7.375	02-13-34	233,000	241,166
Financial services 0.9%
Apollo Debt Solutions BDC (A)(B)	6.700	07-29-31	191,000	198,895
Apollo Debt Solutions BDC (A)	6.900	04-13-29	328,000	342,622
Enact Holdings, Inc. (A)	6.250	05-28-29	242,000	250,036
Macquarie Airfinance Holdings, Ltd. (C)	5.150	03-17-30	54,000	53,955
Rocket Companies, Inc. (C)	6.125	08-01-30	117,000	118,632
Rocket Companies, Inc. (C)	6.375	08-01-33	147,000	149,938
TrueNoord Capital DAC (C)	8.750	03-01-30	98,000	101,639
Insurance 2.3%
AmWINS Group, Inc. (C)	6.375	02-15-29	86,000	87,576
Athene Global Funding (A)(C)	4.721	10-08-29	135,000	134,213
Athene Global Funding (A)(C)	5.322	11-13-31	162,000	162,958
Athene Holding, Ltd. (A)(B)	5.875	01-15-34	135,000	139,198
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	95,000	93,503
CNA Financial Corp. (A)	3.900	05-01-29	150,000	146,446
CNO Financial Group, Inc. (A)	5.250	05-30-29	384,000	387,308
CNO Financial Group, Inc.	6.450	06-15-34	121,000	126,060
GA Global Funding Trust (A)(C)	5.200	12-09-31	158,000	157,988
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	163,000	159,556
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	68,000	71,060
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	203,000	197,542
MassMutual Global Funding II (A)(C)	4.350	09-17-31	200,000	196,415
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	355,000	369,580
Panther Escrow Issuer LLC (C)	7.125	06-01-31	233,000	240,945
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	94,000	94,046
SBL Holdings, Inc. (A)(C)	5.000	02-18-31	70,000	64,344
Teachers Insurance & Annuity Association of America (A)(C)	4.270	05-15-47	430,000	347,609
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	158,000	159,551
Health care 3.4%				4,792,874
Biotechnology 1.1%
AbbVie, Inc. (A)	5.050	03-15-34	83,000	84,048
Amgen, Inc. (A)	5.250	03-02-30	276,000	283,558
Amgen, Inc. (A)	5.250	03-02-33	537,000	547,758
Amgen, Inc.	5.650	03-02-53	277,000	267,855
Regeneron Pharmaceuticals, Inc. (A)	1.750	09-15-30	284,000	246,595
Star Parent, Inc. (C)	9.000	10-01-30	172,000	180,875
Health care equipment and supplies 0.5%
Solventum Corp. (A)	5.400	03-01-29	204,000	209,883
Solventum Corp. (A)	5.450	03-13-31	392,000	406,015
Varex Imaging Corp. (C)	7.875	10-15-27	119,000	120,733
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.8%
Centene Corp.	4.250	12-15-27	70,000	$67,878
DaVita, Inc. (C)	4.625	06-01-30	123,000	117,294
HCA, Inc. (A)	5.450	04-01-31	193,000	198,369
HCA, Inc.	5.500	06-01-33	230,000	234,801
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	238,000	231,205
Humana, Inc. (A)	5.875	03-01-33	195,000	201,642
Pharmaceuticals 1.0%
Amneal Pharmaceuticals LLC (C)	6.875	08-01-32	51,000	51,764
Endo Finance Holdings, Inc. (A)(B)(C)	8.500	04-15-31	104,000	110,639
IQVIA, Inc. (A)	6.250	02-01-29	224,000	234,070
Royalty Pharma PLC (A)	5.150	09-02-29	113,000	115,077
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	200,000	202,917
Viatris, Inc.	2.700	06-22-30	380,000	336,892
Viatris, Inc.	4.000	06-22-50	522,000	343,006
Industrials 6.6%				9,384,380
Aerospace and defense 0.7%
Embraer Netherlands Finance BV (C)	7.000	07-28-30	225,000	241,097
The Boeing Company	6.528	05-01-34	628,000	683,520
Building products 0.4%
Builders FirstSource, Inc. (C)	4.250	02-01-32	225,000	207,652
Builders FirstSource, Inc. (C)	6.375	06-15-32	135,000	138,052
Builders FirstSource, Inc. (A)(B)(C)	6.375	03-01-34	199,000	201,927
Builders FirstSource, Inc. (C)	6.750	05-15-35	61,000	62,543
Commercial services and supplies 0.4%
Allied Universal Holdco LLC (C)	6.875	06-15-30	112,000	114,662
Allied Universal Holdco LLC (C)	7.875	02-15-31	291,000	305,153
Cimpress PLC (C)	7.375	09-15-32	197,000	192,564
Construction and engineering 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc. (C)	7.500	02-01-32	55,000	54,748
CIMIC Finance USA Pty, Ltd. (A)(B)(C)	7.000	03-25-34	177,000	188,154
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	141,000	140,269
MasTec, Inc. (A)	5.900	06-15-29	131,000	135,362
Quanta Services, Inc.	5.250	08-09-34	102,000	103,071
Williams Scotsman, Inc. (C)	6.625	06-15-29	80,000	81,985
Electrical equipment 0.2%
EMRLD Borrower LP (C)	6.625	12-15-30	242,000	246,745
Machinery 0.2%
Flowserve Corp. (A)	3.500	10-01-30	184,000	173,172
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	162,000	165,683
Passenger airlines 2.8%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	233,000	244,184
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	01-15-28	236,162	227,511
American Airlines 2016-3 Class A Pass Through Trust (A)	3.250	10-15-28	28,699	26,911
American Airlines 2017-1 Class A Pass Through Trust (A)	4.000	02-15-29	135,915	129,560
American Airlines 2017-1 Class AA Pass Through Trust (A)	3.650	02-15-29	184,500	177,518
American Airlines 2017-2 Class A Pass Through Trust (A)	3.600	10-15-29	148,453	138,751
American Airlines 2019-1 Class A Pass Through Trust (A)	3.500	02-15-32	268,166	240,957
American Airlines 2019-1 Class AA Pass Through Trust (A)	3.150	02-15-32	188,736	173,199
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	66,392	64,258
American Airlines 2021-1 Class A Pass Through Trust (A)	2.875	07-11-34	307,122	270,789
American Airlines 2021-1 Class B Pass Through Trust (A)	3.950	07-11-30	202,210	191,721
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	169,389
British Airways 2018-1 Class A Pass Through Trust (A)(C)	4.125	09-20-31	76,749	73,380
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class A Pass Through Trust (A)(C)	4.250	11-15-32	84,944	$81,971
British Airways 2020-1 Class B Pass Through Trust (A)(C)	8.375	11-15-28	41,762	43,789
Delta Air Lines, Inc. (A)	4.375	04-19-28	143,000	141,921
JetBlue 2019-1 Class AA Pass Through Trust (A)	2.750	05-15-32	201,610	175,703
United Airlines 2016-1 Class A Pass Through Trust (A)	3.450	07-07-28	237,507	225,439
United Airlines 2019-1 Class A Pass Through Trust (A)	4.550	08-25-31	192,358	180,232
United Airlines 2020-1 Class A Pass Through Trust (A)	5.875	10-15-27	221,266	225,478
United Airlines 2023-1 Class A Pass Through Trust (A)	5.800	01-15-36	256,567	261,572
United Airlines 2024-1 Class A Pass Through Trust (A)	5.875	02-15-37	190,329	190,723
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	226,016	228,823
United Airlines, Inc. (C)	4.625	04-15-29	64,000	62,497
Trading companies and distributors 1.4%
AerCap Ireland Capital DAC	3.300	01-30-32	672,000	607,954
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	416,589
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%) (A)(B)	6.500	01-31-56	150,000	151,832
Air Lease Corp. (A)	5.100	03-01-29	165,000	168,041
Air Lease Corp. (A)	5.850	12-15-27	290,000	298,476
Ashtead Capital, Inc. (C)	5.550	05-30-33	200,000	202,141
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	161,000	156,712
Information technology 3.5%				4,959,567
IT services 0.2%
CoreWeave, Inc. (C)	9.000	02-01-31	153,000	152,348
CoreWeave, Inc. (C)	9.250	06-01-30	118,000	118,596
Virtusa Corp. (C)	7.125	12-15-28	56,000	53,502
Semiconductors and semiconductor equipment 1.7%
Broadcom, Inc. (C)	3.419	04-15-33	588,000	531,914
Broadcom, Inc. (A)	4.550	02-15-32	93,000	91,761
Broadcom, Inc. (A)	4.900	07-15-32	330,000	331,017
Foundry JV Holdco LLC (C)	5.875	01-25-34	239,000	241,325
Kioxia Holdings Corp. (C)	6.625	07-24-33	308,000	304,773
Micron Technology, Inc. (A)	5.300	01-15-31	179,000	182,685
Micron Technology, Inc. (A)	5.650	11-01-32	178,000	184,001
Micron Technology, Inc. (A)	5.875	02-09-33	140,000	145,608
Micron Technology, Inc. (A)(B)	5.875	09-15-33	164,000	171,037
Qorvo, Inc. (C)	3.375	04-01-31	95,000	85,283
Qorvo, Inc.	4.375	10-15-29	129,000	125,116
Software 1.0%
Cloud Software Group, Inc. (C)	8.250	06-30-32	66,000	70,279
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	119,000	118,343
Oracle Corp. (A)	5.250	02-03-32	159,000	162,357
Oracle Corp.	5.550	02-06-53	371,000	342,758
Oracle Corp. (A)	6.250	11-09-32	595,000	640,486
Rocket Software, Inc. (C)	9.000	11-28-28	109,000	112,483
Technology hardware, storage and peripherals 0.6%
CDW LLC (A)	5.100	03-01-30	75,000	75,540
CDW LLC	5.550	08-22-34	100,000	100,742
Dell International LLC (A)	5.300	04-01-32	240,000	244,870
Dell International LLC	5.400	04-15-34	365,000	372,743
Materials 2.0%				2,854,027
Chemicals 0.0%
Sasol Financing USA LLC	5.500	03-18-31	43,000	35,788
Construction materials 0.6%
Cemex SAB de CV (C)	3.875	07-11-31	255,000	235,703
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Cemex SAB de CV (C)	5.200	09-17-30	256,000	$253,915
JH North America Holdings, Inc. (C)	5.875	01-31-31	45,000	45,154
JH North America Holdings, Inc. (C)	6.125	07-31-32	68,000	68,705
Quikrete Holdings, Inc. (C)	6.375	03-01-32	129,000	132,302
Standard Building Solutions, Inc. (C)	6.250	08-01-33	92,000	92,876
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	163,000	166,689
Graphic Packaging International LLC (C)	3.500	03-01-29	165,000	154,693
Toucan FinCo, Ltd. (C)	9.500	05-15-30	161,000	164,849
Metals and mining 0.9%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	231,000	240,835
Arsenal AIC Parent LLC (C)	8.000	10-01-30	201,000	213,062
Capstone Copper Corp. (C)	6.750	03-31-33	47,000	47,900
Champion Iron Canada, Inc. (C)	7.875	07-15-32	173,000	176,694
CSN Resources SA (C)	4.625	06-10-31	188,000	148,038
Freeport-McMoRan, Inc. (A)(B)	5.400	11-14-34	196,000	198,386
Novelis Corp. (C)	4.750	01-30-30	193,000	184,876
Novelis Corp. (C)	6.875	01-30-30	41,000	42,248
Paper and forest products 0.2%
Magnera Corp. (C)	7.250	11-15-31	267,000	251,314
Real estate 2.0%				2,882,056
Hotel and resort REITs 0.0%
XHR LP (C)	6.625	05-15-30	90,000	91,474
Specialized REITs 2.0%
American Tower Corp. (A)	5.200	02-15-29	830,000	846,718
American Tower Trust I (A)(C)	5.490	03-15-28	300,000	304,124
GLP Capital LP	4.000	01-15-30	121,000	115,733
GLP Capital LP	6.750	12-01-33	90,000	96,406
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	54,000	51,532
Iron Mountain, Inc. (C)	5.250	07-15-30	130,000	127,755
Iron Mountain, Inc. (C)	6.250	01-15-33	129,000	131,203
SBA Tower Trust (A)(C)	6.599	01-15-28	96,000	98,429
Uniti Group LP (A)(B)(C)	6.500	02-15-29	75,000	72,961
VICI Properties LP (A)(C)	3.875	02-15-29	151,000	146,070
VICI Properties LP (A)(C)	4.625	12-01-29	279,000	273,417
VICI Properties LP (A)	5.125	11-15-31	274,000	273,839
VICI Properties LP (A)	5.125	05-15-32	253,000	252,395
Utilities 7.0%				9,929,160
Electric utilities 4.4%
American Electric Power Company, Inc. (A)	5.625	03-01-33	94,000	97,484
Atlantica Transmision Sur SA (C)	6.875	04-30-43	224,150	236,884
Constellation Energy Generation LLC	6.125	01-15-34	54,000	58,082
Constellation Energy Generation LLC	6.500	10-01-53	138,000	149,272
Dominion Energy South Carolina, Inc. (A)	5.300	05-15-33	160,000	164,011
Duke Energy Corp.	5.750	09-15-33	278,000	291,439
Electricite de France SA (A)(C)	5.650	04-22-29	319,000	328,771
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	398,000	456,058
Exelon Corp. (A)	5.125	03-15-31	136,000	138,761
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (A)(B)	6.500	03-15-55	54,000	55,179
Georgia Power Company (A)	4.950	05-17-33	144,000	144,656
Monongahela Power Company (A)(C)	5.400	12-15-43	50,000	48,465
NextEra Energy Capital Holdings, Inc. (A)	5.000	07-15-32	90,000	90,896
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	125,000	128,246
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	45,000	$46,443
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	109,000	112,423
NRG Energy, Inc. (C)	3.625	02-15-31	132,000	120,834
NRG Energy, Inc. (C)	3.875	02-15-32	291,000	265,856
NRG Energy, Inc. (A)(C)	4.450	06-15-29	194,000	190,803
NRG Energy, Inc.	5.750	01-15-28	250,000	250,766
NRG Energy, Inc. (C)	5.750	07-15-29	201,000	199,218
NRG Energy, Inc. (C)	6.000	02-01-33	126,000	126,342
NRG Energy, Inc. (C)	6.250	11-01-34	126,000	127,671
NRG Energy, Inc. (A)(B)(C)	7.000	03-15-33	240,000	263,276
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	289,000	318,107
Pacific Gas & Electric Company	4.950	07-01-50	117,000	96,691
Pacific Gas & Electric Company	5.800	05-15-34	179,000	181,650
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	189,000	193,490
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	292,000	281,775
Progress Energy, Inc. (A)	7.750	03-01-31	470,000	536,975
The Southern Company	5.200	06-15-33	83,000	84,414
The Southern Company	5.700	03-15-34	209,000	217,556
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%) (A)(B)	6.375	03-15-55	225,000	232,810
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	86,000	86,659
Independent power and renewable electricity producers 1.5%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	219,215	200,180
Alpha Generation LLC (C)	6.750	10-15-32	80,000	81,866
Capital Power US Holdings, Inc. (A)(C)	5.257	06-01-28	91,000	91,962
Capital Power US Holdings, Inc. (C)	6.189	06-01-35	155,000	159,392
Lightning Power LLC (C)	7.250	08-15-32	158,000	165,184
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	141,000	143,921
Vistra Operations Company LLC (A)(C)	3.700	01-30-27	486,000	479,230
Vistra Operations Company LLC (A)(C)	4.300	07-15-29	441,000	434,107
Vistra Operations Company LLC (C)	6.875	04-15-32	96,000	99,749
Vistra Operations Company LLC (C)	6.950	10-15-33	213,000	234,158
Multi-utilities 1.1%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (A)(B)	6.850	02-15-55	74,000	77,174
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	266,000	277,552
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%) (A)(B)	6.875	02-01-55	171,000	178,941
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	120,000	128,017
NiSource, Inc.	5.350	04-01-34	165,000	167,558
NiSource, Inc.	5.400	06-30-33	115,000	117,390
Sempra (A)(B)	5.500	08-01-33	224,000	228,967
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (A)(B)	6.400	10-01-54	176,000	170,255

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	170,000	171,594
Municipal bonds 0.1% (0.1% of Total investments)				$127,812
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	127,812
Term loans (G) 0.5% (0.3% of Total investments)				$717,393
(Cost $720,764)
Financials 0.1%				153,291
Insurance 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.606	01-30-32	153,230	153,291
Health care 0.1%				80,533
Pharmaceuticals 0.1%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.356	04-23-31	80,393	80,533
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.2%				$322,984
Commercial services and supplies 0.1%
GFL Environmental, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.824	03-03-32	96,000	96,030
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.356	01-17-32	232,000	226,954
Information technology 0.0%				43,027
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	04-21-32	43,000	43,027
Materials 0.1%				117,558
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.606	02-10-32	117,705	117,558

Collateralized mortgage obligations 9.7% (5.9% of Total investments)				$13,694,301
(Cost $16,649,017)
Commercial and residential 8.2%				11,547,959
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	157,539	155,410
Avenue of Americas
Series 2025-1301, Class A (C)(H)	5.227	08-11-30	178,000	178,000
BAHA Trust
Series 2024-MAR, Class A (C)(H)	5.972	12-10-41	231,000	237,216
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	175,000	137,267
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	64,968	63,341
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	110,846	103,800
Series 2024-5C29, Class A3	5.208	09-15-57	63,000	64,036
Series 2024-5C31, Class A3	5.609	12-15-57	66,000	68,170
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	87,915	86,281
Series 2024-V12, Class A3	5.738	12-15-57	218,000	226,485
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	68,000	70,073
BRAVO Residential Funding Trust
Series 2023-NQM7, Class A2 (7.383% to 10-1-27, then 8.383% thereafter) (C)	7.383	09-25-63	484,096	490,035
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	96,000	89,458
Series 2022-CLS, Class A (C)	5.760	10-13-27	221,000	222,549
CENT Trust
Series 2025-CITY, Class A (C)(H)	5.091	07-10-40	117,000	117,399
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	10-12-40	177,000	181,623
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	3,779,825	38,275
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	321,878	322,404
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	339,617	338,500
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	341,986	341,146
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	304,190	306,934
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(H)	6.650	08-25-53	297,847	298,323
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	1,957,917	30,911
Series 2007-4, Class ES IO	0.350	07-19-37	2,030,292	32,061
Series 2007-6, Class ES IO (C)	0.343	08-19-37	2,224,627	36,630
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(H)	5.467	01-13-40	200,000	205,028
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	309,699	309,200
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	$174,529
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	175,000	160,916
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (C)	5.000	06-25-62	464,173	460,481
Series 2023-NQM1, Class A1A (6.864% to 9-1-27, then 7.864% thereafter) (C)	6.864	10-25-63	329,768	332,386
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(H)	4.312	11-05-41	115,000	112,577
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	427,736	425,061
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (C)	6.567	06-25-63	280,434	282,024
Series 2024-NQM11, Class A2 (C)	6.128	06-25-64	460,113	461,658
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	375,000	381,910
Series 2024-CNTR, Class D (C)	7.109	11-13-41	234,000	242,704
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (C)	5.192	05-25-67	340,994	339,206
Towd Point Mortgage Trust
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	95,720	92,633
Series 2024-4, Class A1A (C)(H)	4.498	10-27-64	87,814	87,605
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (C)(H)	5.229	07-13-44	137,000	136,655
Verus Securitization Trust
Series 2023-2, Class A1 (6.193% to 3-1-27, then 7.193% thereafter) (C)	6.193	03-25-68	285,960	285,874
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (C)	6.476	06-25-68	242,483	243,462
Series 2023-6, Class A1 (6.665% to 9-1-27, then 7.665% thereafter) (C)	6.665	09-25-68	322,333	324,806
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	296,817	299,229
Series 2023-INV1, Class A1 (5.999% to 2-1-27, then 6.999% thereafter) (C)	5.999	02-25-68	1,245,538	1,243,733
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (C)	6.118	01-25-69	468,300	468,366
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	135,000	139,999
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (C)(H)	5.349	07-15-40	100,000	101,590
U.S. Government Agency 1.5%				2,146,342
Government National Mortgage Association
Series 2012-114, Class IO (A)	0.631	01-16-53	382,716	5,946
Series 2016-174, Class IO (A)	0.888	11-16-56	602,738	24,954
Series 2017-109, Class IO	0.229	04-16-57	730,924	9,165
Series 2017-124, Class IO (A)	0.626	01-16-59	614,980	21,202
Series 2017-135, Class IO	0.697	10-16-58	987,396	31,866
Series 2017-140, Class IO	0.485	02-16-59	545,347	14,671
Series 2017-20, Class IO (A)	0.517	12-16-58	1,238,115	27,638
Series 2017-22, Class IO (A)	0.774	12-16-57	327,122	11,906
Series 2017-46, Class IO (A)	0.652	11-16-57	916,199	34,198
Series 2017-61, Class IO (A)	0.700	05-16-59	404,390	14,433
Series 2017-74, Class IO (A)	0.398	09-16-58	1,070,534	17,579
Series 2018-114, Class IO (A)	0.591	04-16-60	594,120	23,249
Series 2018-158, Class IO (A)	0.796	05-16-61	1,178,641	69,080
Series 2018-35, Class IO	0.542	03-16-60	1,434,355	45,879
Series 2018-43, Class IO (A)	0.455	05-16-60	1,552,535	49,224
Series 2018-69, Class IO (A)	0.608	04-16-60	604,951	27,002
Series 2018-9, Class IO (A)	0.444	01-16-60	1,147,337	33,996
Series 2019-131, Class IO (A)	0.803	07-16-61	889,611	50,319
Series 2020-100, Class IO (A)	0.786	05-16-62	1,039,195	61,746
Series 2020-108, Class IO (A)	0.847	06-16-62	1,162,380	66,514
Series 2020-114, Class IO	0.800	09-16-62	2,414,543	129,185
Series 2020-118, Class IO (A)	0.884	06-16-62	1,792,702	93,606
Series 2020-119, Class IO (A)	0.607	08-16-62	994,890	45,777
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-120, Class IO (A)	0.757	05-16-62	544,427	$31,558
Series 2020-137, Class IO (A)	0.798	09-16-62	2,862,232	164,144
Series 2020-150, Class IO	0.965	12-16-62	1,590,706	110,743
Series 2020-170, Class IO (A)	0.835	11-16-62	2,141,423	137,126
Series 2021-203, Class IO (A)	0.870	07-16-63	1,714,003	110,521
Series 2021-3, Class IO (A)	0.870	09-16-62	2,744,016	173,747
Series 2021-40, Class IO (A)	0.822	02-16-63	666,326	40,656
Series 2022-150, Class IO	0.822	06-16-64	249,507	14,310
Series 2022-17, Class IO (A)	0.802	06-16-64	1,444,139	83,025
Series 2022-181, Class IO	0.719	07-16-64	770,983	46,660
Series 2022-21, Class IO (A)	0.785	10-16-63	635,412	35,259
Series 2022-53, Class IO	0.708	06-16-64	2,394,501	110,413
Series 2023-197, Class IO (A)	1.241	09-16-65	508,204	42,822

Series 2024-179, Class XI IO (A)	0.831	12-16-66	1,889,258	136,223
Asset-backed securities 10.3% (6.3% of Total investments)				$14,646,670
(Cost $14,617,676)
Asset-backed securities 10.3%				14,646,670
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	64,966	64,038
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	164,000	166,314
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	10-16-28	500,000	501,865
American Express Credit Account Master Trust
Series 2023-4, Class A	5.150	09-15-30	670,000	689,674
AMSR Trust
Series 2025-SFR1, Class A (C)	3.655	06-17-42	100,000	94,844
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	46,159	42,337
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	217,809	219,407
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	589,377
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	101,242
CARS-DB7 LP
Series 2023-1A, Class A1 (C)	5.750	09-15-53	412,867	414,765
Chesapeake Funding II LLC
Series 2023-2A, Class A1 (C)	6.160	10-15-35	336,388	340,198
CLI Funding IX LLC
Series 2025-1A, Class A (C)	5.350	06-20-50	149,679	149,907
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	160,000	161,276
Series 2025-1A, Class A1 (C)	5.316	05-25-50	136,000	137,177
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	73,000	73,198
Concord Music Royalties LLC
Series 2025-2A, Class A (C)	5.785	07-20-75	128,000	128,314
Consolidated Communications LLC
Series 2025-1A, Class A2 (C)	6.000	05-20-55	166,000	169,323
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,518	9,674
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	262,000	254,748
Series 2024-2A, Class A2 (C)	4.500	05-20-49	243,000	236,133
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	157,675	154,404
Dell Equipment Finance Trust
Series 2023-2, Class A3 (C)	5.650	01-22-29	233,943	234,844
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	75,574
Ford Credit Auto Lease Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2023-B, Class A4	5.870	01-15-27	175,000	$175,645
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	179,601	180,087
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	524,794
Frontier Issuer LLC
Series 2024-1, Class C (C)	11.160	06-20-54	81,000	90,403
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	290,552
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	127,000	129,470
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	692,414
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	90,002	89,413
Series 2021-1A, Class A2 (C)	2.773	04-20-29	147,197	145,643
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	239,433
Hotwire Funding LLC
Series 2023-1A, Class A2 (C)	5.687	05-20-53	700,000	703,346
Series 2024-1A, Class A2 (C)	5.893	06-20-54	51,000	51,514
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	244,581	237,007
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	113,715	114,872
Series 2025-1A, Class A2 (C)	5.610	08-16-55	183,000	184,001
Lyra Music Assets LP
Series 2025-1A, Class A2 (C)	5.604	09-20-65	116,000	115,999
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	504,462
Series 2023-1, Class A4	4.310	04-16-29	290,000	289,613
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (C)	5.400	08-20-55	160,000	159,987
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	425,852	422,230
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	455,770	425,253
Series 2022-1A, Class A2 (C)	3.695	01-30-52	205,545	190,070
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	162,000	126,401
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	27,213	26,567
PFS Financing Corp.
Series 2023-B, Class A (C)	5.270	05-15-28	335,000	336,739
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	160,801	151,918
Series 2025-SFR2, Class A (C)	3.305	04-17-42	109,000	102,112
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	275,000	271,200
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (C)	5.673	07-25-55	139,000	137,651
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	102,440	105,067
Sesac Finance LLC
Series 2025-1, Class A2 (C)	5.500	07-25-55	156,000	153,205
SMB Private Education Loan Trust
Series 2024-A, Class A1A (C)	5.240	03-15-56	208,098	210,869
Series 2024-E, Class A1A (C)	5.090	10-16-56	154,965	156,031
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	301,414	294,685
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	112,153	113,557
Series 2024-1A, Class A2II (C)	6.268	07-30-54	100,243	101,991
Series 2024-3A, Class A23 (C)	5.914	07-30-54	242,170	236,533
Sunbird Engine Finance LLC
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2020-1A, Class A (C)	3.671	02-15-45	106,701	$103,901
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	370,000	369,829
Series 2025-1A, Class A2 (C)	5.036	03-25-55	238,000	233,354
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	93,000	94,713
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	89,147	84,666
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	104,000	106,235
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	163,000	164,605

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$18,570
(Cost $188,240)
Energy 0.0%		18,570
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (I)	743	18,570

Preferred securities 0.2% (0.2% of Total investments)		$350,922
(Cost $394,505)
Communication services 0.1%		123,490
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (A)	5,825	123,490
Financials 0.1%		227,432
Banks 0.1%
Wells Fargo & Company, 7.500% (A)(B)	192	227,432

	Yield (%)	Shares	Value
Short-term investments 1.0% (0.6% of Total investments)			$1,400,254
(Cost $1,400,246)
Short-term funds 1.0%			1,400,254
John Hancock Collateral Trust (J)	4.2650(K)	139,999	1,400,254

Total investments (Cost $235,791,890) 163.1%	$231,483,470
Other assets and liabilities, net (63.1%)	(89,563,179)
Total net assets 100.0%	$141,920,291

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-25 was $111,579,771.
(B)	All or a portion of this security is on loan as of 7-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $9,144,045.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $59,033,300 or 41.6% of the fund’s net assets as of 7-31-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	19

(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of net assets on 7-31-25:
United States	86.1%
United Kingdom	3.0%
Canada	2.4%
France	1.7%
Ireland	1.0%
Norway	1.0%
Other countries	4.8%
TOTAL	100.0%
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	25,000,000	USD	Fixed 4.191%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jun 2026	—	$(19,798)	$(19,798)
Centrally cleared	25,000,000	USD	Fixed 3.908%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jan 2027	—	(501,110)	(501,110)
								—	$(520,908)	$(520,908)

(a)	At 7-31-25, the overnight SOFR was 4.390%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$96,801,350	—	$96,801,350	—
Corporate bonds	103,726,198	—	103,726,198	—
Municipal bonds	127,812	—	127,812	—
Term loans	717,393	—	717,393	—
Collateralized mortgage obligations	13,694,301	—	13,694,301	—
Asset-backed securities	14,646,670	—	14,646,670	—
Common stocks	18,570	—	18,570	—
Preferred securities	350,922	$350,922	—	—
Short-term investments	1,400,254	1,400,254	—	—
Total investments in securities	$231,483,470	$1,751,176	$229,732,294	—
Derivatives:
Liabilities
Swap contracts	$(520,908)	—	$(520,908)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	139,999	$6,683,622	$30,286,871	$(35,570,171)	$75	$(143)	$74,498	—	$1,400,254
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
22	|